Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Liabilities, Measured at Fair Value on a Recurring Basis

The following table presents the Company’s fair value hierarchy for its liabilities, which are measured at fair value on a recurring basis as of December 31, 2022:

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities	$—	$277,507	$—	$277,507